SELLING, GENERAL AND ADMINISTRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Selling, General and Administrative Expense [Abstract]
Advertising, marketing and selling	$ 30,767	$ 13,243
Compensation and related costs	209,159	52,179
Facilities	42,066	8,913
General and administrative	59,780	34,649
Stock based compensation	9,372	29,219
Technology development and software	3,352	1,992
Total	$ 354,496	$ 140,195